SCHEDULE OF PURCHASE PRICE CONSIDERATION (Details)	12 Months Ended
May 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash consideration	$ 1,994,000
Notes payable	6,706,439
Consulting service contract liability	848,010
Non-compete payable	481,211
Assumption of seller debt	200,000
Assumed long term liabilities	1,394,533
Rollover equity	613,693
Total purchase price consideration	$ 12,237,886